Shareholder Report	6 Months Ended
	Jul. 01, 2025	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		LOOMIS SAYLES FUNDS II
Entity Central Index Key		0000872649
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000018231
Shareholder Report [Line Items]
Fund Name		Loomis Sayles High Income Fund
Class Name		Class A
Trading Symbol		NEFHX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$48	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.95%
AssetsNet		$ 78,965,115
Holdings Count | Holding		368
Advisory Fees Paid, Amount		$ 56,084
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$78,965,115
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)368
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$56,084

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.9%
Short-Term Investments	5.0%
Retailers	3.0%
Lodging	3.2%
Healthcare	3.4%
Metals & Mining	3.6%
Independent Energy	4.9%
Midstream	5.7%
Property & Casualty Insurance	6.2%
Cable Satellite	10.6%
Technology	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.6
Not ratedFootnote Reference^	10.2
CCC	6.6
B	27.2
BB	47.8
BBB	4.5
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018233
Shareholder Report [Line Items]
Fund Name		Loomis Sayles High Income Fund
Class Name		Class C
Trading Symbol		NEHCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$86	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		1.70%
AssetsNet		$ 78,965,115
Holdings Count | Holding		368
Advisory Fees Paid, Amount		$ 56,084
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$78,965,115
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)368
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$56,084

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.9%
Short-Term Investments	5.0%
Retailers	3.0%
Lodging	3.2%
Healthcare	3.4%
Metals & Mining	3.6%
Independent Energy	4.9%
Midstream	5.7%
Property & Casualty Insurance	6.2%
Cable Satellite	10.6%
Technology	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.6
Not ratedFootnote Reference^	10.2
CCC	6.6
B	27.2
BB	47.8
BBB	4.5
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000175112
Shareholder Report [Line Items]
Fund Name		Loomis Sayles High Income Fund
Class Name		Class N
Trading Symbol		LSHNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.65%
AssetsNet		$ 78,965,115
Holdings Count | Holding		368
Advisory Fees Paid, Amount		$ 56,084
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$78,965,115
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)368
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$56,084

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.9%
Short-Term Investments	5.0%
Retailers	3.0%
Lodging	3.2%
Healthcare	3.4%
Metals & Mining	3.6%
Independent Energy	4.9%
Midstream	5.7%
Property & Casualty Insurance	6.2%
Cable Satellite	10.6%
Technology	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.6
Not ratedFootnote Reference^	10.2
CCC	6.6
B	27.2
BB	47.8
BBB	4.5
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069253
Shareholder Report [Line Items]
Fund Name		Loomis Sayles High Income Fund
Class Name		Class Y
Trading Symbol		NEHYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$35	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.70%
AssetsNet		$ 78,965,115
Holdings Count | Holding		368
Advisory Fees Paid, Amount		$ 56,084
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$78,965,115
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)368
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$56,084

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.9%
Short-Term Investments	5.0%
Retailers	3.0%
Lodging	3.2%
Healthcare	3.4%
Metals & Mining	3.6%
Independent Energy	4.9%
Midstream	5.7%
Property & Casualty Insurance	6.2%
Cable Satellite	10.6%
Technology	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.6
Not ratedFootnote Reference^	10.2
CCC	6.6
B	27.2
BB	47.8
BBB	4.5
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223747
Shareholder Report [Line Items]
Fund Name		Loomis Sayles International Growth Fund
Class Name		Class A
Trading Symbol		LIGGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$62	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		1.20%
AssetsNet		$ 31,022,864
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 3,900
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$31,022,864
  # of Portfolio Holdings (including overnight repurchase agreements)36
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,900

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.2%
IT Services	4.4%
Automobiles	5.1%
Interactive Media & Services	6.1%
Beverages	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Financial Services	8.0%
Hotels, Restaurants & Leisure	8.0%
Pharmaceuticals	10.3%
Software	10.7%
Broadline Retail	12.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.2%
Denmark	4.0%
Canada	4.4%
United Kingdom	4.5%
Australia	5.3%
Germany	5.4%
France	5.5%
Netherlands	8.9%
Brazil	11.2%
China	17.8%
United States	26.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

MercadoLibre, Inc.	8.9%
Adyen NV	6.4%
SAP SE	5.4%
WiseTech Global Ltd.	5.3%
Tesla, Inc.	5.1%
Tencent Holdings Ltd.	5.0%
ARM Holdings PLC, ADR	4.8%
Trip.com Group Ltd., ADR	4.5%
Shopify, Inc., Class A	4.4%
Novo Nordisk AS, Class B	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223748
Shareholder Report [Line Items]
Fund Name		Loomis Sayles International Growth Fund
Class Name		Class C
Trading Symbol		LIGCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$101	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		1.95%
AssetsNet		$ 31,022,864
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 3,900
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$31,022,864
  # of Portfolio Holdings (including overnight repurchase agreements)36
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,900

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.2%
IT Services	4.4%
Automobiles	5.1%
Interactive Media & Services	6.1%
Beverages	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Financial Services	8.0%
Hotels, Restaurants & Leisure	8.0%
Pharmaceuticals	10.3%
Software	10.7%
Broadline Retail	12.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.2%
Denmark	4.0%
Canada	4.4%
United Kingdom	4.5%
Australia	5.3%
Germany	5.4%
France	5.5%
Netherlands	8.9%
Brazil	11.2%
China	17.8%
United States	26.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

MercadoLibre, Inc.	8.9%
Adyen NV	6.4%
SAP SE	5.4%
WiseTech Global Ltd.	5.3%
Tesla, Inc.	5.1%
Tencent Holdings Ltd.	5.0%
ARM Holdings PLC, ADR	4.8%
Trip.com Group Ltd., ADR	4.5%
Shopify, Inc., Class A	4.4%
Novo Nordisk AS, Class B	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223749
Shareholder Report [Line Items]
Fund Name		Loomis Sayles International Growth Fund
Class Name		Class N
Trading Symbol		LIGNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$47	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.90%
AssetsNet		$ 31,022,864
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 3,900
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$31,022,864
  # of Portfolio Holdings (including overnight repurchase agreements)36
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,900

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.2%
IT Services	4.4%
Automobiles	5.1%
Interactive Media & Services	6.1%
Beverages	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Financial Services	8.0%
Hotels, Restaurants & Leisure	8.0%
Pharmaceuticals	10.3%
Software	10.7%
Broadline Retail	12.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.2%
Denmark	4.0%
Canada	4.4%
United Kingdom	4.5%
Australia	5.3%
Germany	5.4%
France	5.5%
Netherlands	8.9%
Brazil	11.2%
China	17.8%
United States	26.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

MercadoLibre, Inc.	8.9%
Adyen NV	6.4%
SAP SE	5.4%
WiseTech Global Ltd.	5.3%
Tesla, Inc.	5.1%
Tencent Holdings Ltd.	5.0%
ARM Holdings PLC, ADR	4.8%
Trip.com Group Ltd., ADR	4.5%
Shopify, Inc., Class A	4.4%
Novo Nordisk AS, Class B	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000223746
Shareholder Report [Line Items]
Fund Name		Loomis Sayles International Growth Fund
Class Name		Class Y
Trading Symbol		LIGYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$49	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.95%
AssetsNet		$ 31,022,864
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 3,900
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$31,022,864
  # of Portfolio Holdings (including overnight repurchase agreements)36
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,900

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.2%
IT Services	4.4%
Automobiles	5.1%
Interactive Media & Services	6.1%
Beverages	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Financial Services	8.0%
Hotels, Restaurants & Leisure	8.0%
Pharmaceuticals	10.3%
Software	10.7%
Broadline Retail	12.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.2%
Denmark	4.0%
Canada	4.4%
United Kingdom	4.5%
Australia	5.3%
Germany	5.4%
France	5.5%
Netherlands	8.9%
Brazil	11.2%
China	17.8%
United States	26.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

MercadoLibre, Inc.	8.9%
Adyen NV	6.4%
SAP SE	5.4%
WiseTech Global Ltd.	5.3%
Tesla, Inc.	5.1%
Tencent Holdings Ltd.	5.0%
ARM Holdings PLC, ADR	4.8%
Trip.com Group Ltd., ADR	4.5%
Shopify, Inc., Class A	4.4%
Novo Nordisk AS, Class B	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018234
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Bond Fund
Class Name		Class A
Trading Symbol		LIGRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$37	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.74%
Material Change Date	Jul. 01, 2025
AssetsNet		$ 15,946,414,461
Holdings Count | Holding		998
Advisory Fees Paid, Amount		$ 26,134,119
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$15,946,414,461
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)998
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$26,134,119

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.1%
Short-Term Investments	3.4%
ABS Home Equity	3.0%
Finance Companies	3.1%
Aerospace & Defense	3.6%
Midstream	3.7%
Banking	4.8%
ABS Car Loan	5.1%
ABS Other	7.1%
Technology	9.3%
Treasuries	17.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
US Treasury	18.0
Not ratedFootnote Reference^	17.0
CCC	0.3
B	1.2
BB	4.9
BBB	44.9
A	7.9
AA	1.4
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.74%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Material Fund Change Expenses [Text Block]

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.74%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018236
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Bond Fund
Class Name		Class C
Trading Symbol		LGBCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$75	1.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		1.49%
Material Change Date	Jul. 01, 2025
AssetsNet		$ 15,946,414,461
Holdings Count | Holding		998
Advisory Fees Paid, Amount		$ 26,134,119
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$15,946,414,461
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)998
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$26,134,119

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.1%
Short-Term Investments	3.4%
ABS Home Equity	3.0%
Finance Companies	3.1%
Aerospace & Defense	3.6%
Midstream	3.7%
Banking	4.8%
ABS Car Loan	5.1%
ABS Other	7.1%
Technology	9.3%
Treasuries	17.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
US Treasury	18.0
Not ratedFootnote Reference^	17.0
CCC	0.3
B	1.2
BB	4.9
BBB	44.9
A	7.9
AA	1.4
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.48% from 1.49%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Material Fund Change Expenses [Text Block]

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.48% from 1.49%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000125485
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Bond Fund
Class Name		Class N
Trading Symbol		LGBNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$22	0.44%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.44%
Material Change Date	Jul. 01, 2025
AssetsNet		$ 15,946,414,461
Holdings Count | Holding		998
Advisory Fees Paid, Amount		$ 26,134,119
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$15,946,414,461
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)998
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$26,134,119

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.1%
Short-Term Investments	3.4%
ABS Home Equity	3.0%
Finance Companies	3.1%
Aerospace & Defense	3.6%
Midstream	3.7%
Banking	4.8%
ABS Car Loan	5.1%
ABS Other	7.1%
Technology	9.3%
Treasuries	17.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
US Treasury	18.0
Not ratedFootnote Reference^	17.0
CCC	0.3
B	1.2
BB	4.9
BBB	44.9
A	7.9
AA	1.4
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.43% from 0.44%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Material Fund Change Expenses [Text Block]

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.43% from 0.44%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018238
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Bond Fund
Class Name		Class Y
Trading Symbol		LSIIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$25	0.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.49%
Material Change Date	Jul. 01, 2025
AssetsNet		$ 15,946,414,461
Holdings Count | Holding		998
Advisory Fees Paid, Amount		$ 26,134,119
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$15,946,414,461
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)998
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$26,134,119

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.1%
Short-Term Investments	3.4%
ABS Home Equity	3.0%
Finance Companies	3.1%
Aerospace & Defense	3.6%
Midstream	3.7%
Banking	4.8%
ABS Car Loan	5.1%
ABS Other	7.1%
Technology	9.3%
Treasuries	17.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
US Treasury	18.0
Not ratedFootnote Reference^	17.0
CCC	0.3
B	1.2
BB	4.9
BBB	44.9
A	7.9
AA	1.4
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.49%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Material Fund Change Expenses [Text Block]

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.49%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000082998
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Bond Fund
Class Name		Admin Class
Trading Symbol		LIGAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$50	0.99%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.99%
Material Change Date	Jul. 01, 2025
AssetsNet		$ 15,946,414,461
Holdings Count | Holding		998
Advisory Fees Paid, Amount		$ 26,134,119
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$15,946,414,461
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)998
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$26,134,119

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.1%
Short-Term Investments	3.4%
ABS Home Equity	3.0%
Finance Companies	3.1%
Aerospace & Defense	3.6%
Midstream	3.7%
Banking	4.8%
ABS Car Loan	5.1%
ABS Other	7.1%
Technology	9.3%
Treasuries	17.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
US Treasury	18.0
Not ratedFootnote Reference^	17.0
CCC	0.3
B	1.2
BB	4.9
BBB	44.9
A	7.9
AA	1.4
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.98% from 0.99%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Material Fund Change Expenses [Text Block]

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.98% from 0.99%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018251
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Income Fund
Class Name		Class A
Trading Symbol		NEFZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$47	0.92%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.92%
AssetsNet		$ 2,613,697,240
Holdings Count | Holding		567
Advisory Fees Paid, Amount		$ 6,611,554
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,613,697,240
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)567
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,611,554

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Short-Term Investments	4.8%
Independent Energy	3.0%
Pharmaceuticals	3.0%
ABS Other	4.3%
Sovereigns	6.2%
Technology	6.3%
Cable Satellite	6.9%
Treasuries	16.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.5
US Treasury	11.1
Not ratedFootnote Reference^	21.9
CCC	3.6
B	12.1
BB	18.7
BBB	25.1
A	2.6
AA	1.2
AAA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018253
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Income Fund
Class Name		Class C
Trading Symbol		NECZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$85	1.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		1.67%
AssetsNet		$ 2,613,697,240
Holdings Count | Holding		567
Advisory Fees Paid, Amount		$ 6,611,554
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,613,697,240
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)567
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,611,554

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Short-Term Investments	4.8%
Independent Energy	3.0%
Pharmaceuticals	3.0%
ABS Other	4.3%
Sovereigns	6.2%
Technology	6.3%
Cable Satellite	6.9%
Treasuries	16.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.5
US Treasury	11.1
Not ratedFootnote Reference^	21.9
CCC	3.6
B	12.1
BB	18.7
BBB	25.1
A	2.6
AA	1.2
AAA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125487
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Income Fund
Class Name		Class N
Trading Symbol		NEZNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$32	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.62%
AssetsNet		$ 2,613,697,240
Holdings Count | Holding		567
Advisory Fees Paid, Amount		$ 6,611,554
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,613,697,240
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)567
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,611,554

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Short-Term Investments	4.8%
Independent Energy	3.0%
Pharmaceuticals	3.0%
ABS Other	4.3%
Sovereigns	6.2%
Technology	6.3%
Cable Satellite	6.9%
Treasuries	16.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.5
US Treasury	11.1
Not ratedFootnote Reference^	21.9
CCC	3.6
B	12.1
BB	18.7
BBB	25.1
A	2.6
AA	1.2
AAA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018254
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Income Fund
Class Name		Class Y
Trading Symbol		NEZYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$34	0.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.67%
AssetsNet		$ 2,613,697,240
Holdings Count | Holding		567
Advisory Fees Paid, Amount		$ 6,611,554
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,613,697,240
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)567
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,611,554

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Short-Term Investments	4.8%
Independent Energy	3.0%
Pharmaceuticals	3.0%
ABS Other	4.3%
Sovereigns	6.2%
Technology	6.3%
Cable Satellite	6.9%
Treasuries	16.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.5
US Treasury	11.1
Not ratedFootnote Reference^	21.9
CCC	3.6
B	12.1
BB	18.7
BBB	25.1
A	2.6
AA	1.2
AAA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000082999
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Income Fund
Class Name		Admin Class
Trading Symbol		NEZAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$60	1.17%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		1.17%
AssetsNet		$ 2,613,697,240
Holdings Count | Holding		567
Advisory Fees Paid, Amount		$ 6,611,554
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,613,697,240
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)567
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,611,554

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Short-Term Investments	4.8%
Independent Energy	3.0%
Pharmaceuticals	3.0%
ABS Other	4.3%
Sovereigns	6.2%
Technology	6.3%
Cable Satellite	6.9%
Treasuries	16.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.5
US Treasury	11.1
Not ratedFootnote Reference^	21.9
CCC	3.6
B	12.1
BB	18.7
BBB	25.1
A	2.6
AA	1.2
AAA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.